Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets	6 Months Ended		12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cost [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	RM 1,866,826		RM 952,191
Additions			914,635
Carrying amount:
Right of use asset at, ending	1,866,826		1,866,826
Right of use asset at, ending (in Dollars)	1,866,826		1,866,826
Cost [Member] | Office premises [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	1,591,284		952,191
Additions			639,093
Carrying amount:
Right of use asset at, ending	1,591,284		1,591,284
Right of use asset at, ending (in Dollars)	1,591,284		1,591,284
Cost [Member] | Motor vehicles [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	275,542
Additions			275,542
Carrying amount:
Right of use asset at, ending	275,542		275,542
Right of use asset at, ending (in Dollars)	275,542		275,542
Accumulated depreciation [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	662,885		238,048
Carrying amount:
Charges	332,249		424,837
Right of use asset at, ending	995,134		662,885
Right of use asset at, ending (in Dollars)	995,134		662,885
Accumulated depreciation [Member] | Office premises [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	635,331		238,048
Carrying amount:
Charges	318,472		397,283
Right of use asset at, ending	953,803		635,331
Right of use asset at, ending (in Dollars)	953,803		635,331
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	27,554
Carrying amount:
Charges	13,777		27,554
Right of use asset at, ending	41,331		27,554
Right of use asset at, ending (in Dollars)	41,331		27,554
Carrying amount [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	1,203,941
Carrying amount:
Right of use asset at, ending	871,692	$ 184,790	1,203,941
Right of use asset at, ending (in Dollars)	871,692		1,203,941
Carrying amount [Member] | Office premises [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	955,953
Carrying amount:
Right of use asset at, ending	637,481	135,140	955,953
Right of use asset at, ending (in Dollars)	637,481		955,953
Carrying amount [Member] | Motor vehicles [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	247,988
Carrying amount:
Right of use asset at, ending	234,211	$ 49,650	247,988
Right of use asset at, ending (in Dollars)	RM 234,211		RM 247,988